Allowance for Loan and Lease Losses - Schedule of Allowance for Loan and Lease Losses (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan and lease losses, beginning balance		$ 922	$ 178	$ 225
Initial PCD ALLL	$ 272	220
Day 2 provision for loan and lease losses		462	454	0
Provision for credit losses - loans and leases		703	97
(Benefit) for credit losses - loans and leases				(37)
Total provision for loan and lease losses		1,165	551	(37)
Charge-offs		(638)	(146)	(36)
Recoveries		78	67	26
Allowance for loan and lease losses, ending balance		1,747	922	178
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan and lease losses, beginning balance		789	80	92
Initial PCD ALLL		0	258
Day 2 provision for loan and lease losses		0	432
Provision for credit losses - loans and leases		541	101
(Benefit) for credit losses - loans and leases				(7)
Total provision for loan and lease losses		541	533
Charge-offs		(328)	(126)	(18)
Recoveries		44	44	13
Allowance for loan and lease losses, ending balance		1,046	789	80
Consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan and lease losses, beginning balance		133	98	133
Initial PCD ALLL		0	14
Day 2 provision for loan and lease losses		0	22
Provision for credit losses - loans and leases		27
(Benefit) for credit losses - loans and leases			(4)	(30)
Total provision for loan and lease losses		27	18
Charge-offs		(28)	(20)	(18)
Recoveries		14	23	13
Allowance for loan and lease losses, ending balance		146	133	98
SVB
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan and lease losses, beginning balance		0	0	0
Initial PCD ALLL		220	0
Day 2 provision for loan and lease losses		462	0
Provision for credit losses - loans and leases		135	0
(Benefit) for credit losses - loans and leases				0
Total provision for loan and lease losses		597	0
Charge-offs		(282)	0	0
Recoveries		20	0	0
Allowance for loan and lease losses, ending balance		$ 555	$ 0	$ 0